Development costs - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Development Costs [Abstract]
Engineering expenditures	$ 36,503	$ 35,063
Accumulated depreciation and repayments | Development costs
Intangible assets
Amortization	$ 5,646	$ 4,480